Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,342,000
Previously Paid Amount	5,563.97
Total Fee Amount	6,716.02
Total Offset Amount
Net Fee	$ 1,152.05